UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-02145

LORD ABBETT BOND-DEBENTURE FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices)  (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2009

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2009

Investments	Shares (000)	Value
LONG-TERM INVESTMENTS 98.23%

COMMON STOCKS 4.15%

Aerospace & Defense 0.15%

Hexcel Corp.*	350	$4,004,000
Lockheed Martin Corp.	100	7,808,000

Total		11,812,000

Automotives 0.24%

Honda Motor Co., Ltd. ADR	325	9,850,750
Oshkosh Corp.	300	9,279,000

Total		19,129,750

Banking 0.12%

JPMorgan Chase & Co.	220	9,640,400

Chemicals 0.05%

Dow Chemical Co. (The)	150	3,910,500
Texas Petrochemicals, Inc.*	35	228,878

Total		4,139,378

Computer Hardware 0.12%

Hewlett-Packard Co.	200	9,442,000

Consumer/Commercial/Lease Financing 0.04%

Capital One Financial Corp.	100	3,573,000

Diversified Capital Goods 0.05%

Honeywell International, Inc.	100	3,715,000

Electric: Generation 0.03%

RRI Energy, Inc.*	300	2,142,000

Electric: Integrated 0.09%

NiSource, Inc.	500	6,945,000

Electronics 0.33%

Broadcom Corp. Class A*	220	6,751,800
Emerson Electric Co.	400	16,032,000
Micron Technology, Inc.*	400	3,280,000

Total		26,063,800

Energy: Exploration & Production 0.20%

ConocoPhillips	350	15,806,000

Food & Drug Retailers 0.10%

Ingles Markets, Inc. Class A	185	2,928,550

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2009

Investments	Shares (000)	Value
Food & Drug Retailers (continued)

SUPERVALU, INC.	350	$5,271,000

Total		8,199,550

Investments & Miscellaneous Financial Services 0.62%

SPDR Trust Series 1 ETF	375	39,585,000
T. Rowe Price Group, Inc.	220	10,054,000

Total		49,639,000

Machinery 0.19%

Baldor Electric Co.	235	6,424,900
Roper Industries, Inc.	180	9,176,400

Total		15,601,300

Media: Cable 0.45%

CCH I LLC Class A**	1,597	29,948,438
Time Warner Cable, Inc.	133	5,745,319

Total		35,693,757

Media: Services 0.12%

Omnicom Group, Inc.	250	9,235,000

Multi-Line Insurance 0.25%

MetLife, Inc.	517	19,680,667

Pharmaceuticals 0.33%

Celgene Corp.*	175	9,782,500
Genzyme Corp.*	125	7,091,250
Gilead Sciences, Inc.*	100	4,658,000
Pfizer, Inc.	300	4,965,000

Total		26,496,750

Railroads 0.18%

Union Pacific Corp.	250	14,587,500

Software/Services 0.28%

Adobe Systems, Inc.*	220	7,268,800
Microsoft Corp.	250	6,472,500
SAIC, Inc.*	400	7,016,000
Unisys Corp.*	643	1,716,596

Total		22,473,896

Support: Services 0.10%

CRA International, Inc.*	150	4,093,500
FTI Consulting, Inc.*	100	4,261,000

Total		8,354,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2009

Investments	Shares (000)	Value
Telecommunications: Integrated/Services 0.11%

QUALCOMM, Inc.	200	$8,996,000

Total Common Stocks (cost $348,268,966)		331,366,248

	Interest Rate	Maturity Date	Principal Amount (000)
CONVERTIBLE BONDS 8.65%

Aerospace/Defense 0.52%

Alliant Techsystems, Inc.	2.75%	2/15/2024	$15,000	15,825,000
L-3 Communications Holdings, Inc.	3.00%	8/1/2035	25,000	25,750,000

Total				41,575,000

Banking 0.14%

National City Corp.	4.00%	2/1/2011	11,000	11,137,500

Building Materials 0.45%

General Cable Corp.	1.00%	10/15/2012	42,000	36,120,000

Computer Hardware 0.51%

Intel Corp.	2.95%	12/15/2035	20,000	17,950,000
SanDisk Corp.	1.00%	5/15/2013	29,500	23,083,750

Total				41,033,750

Diversified Capital Goods 0.11%

Ingersoll-Rand Co., Ltd.	4.50%	4/15/2012	5,000	9,100,000

Electronics 0.58%

FLIR Systems, Inc.	3.00%	6/1/2023	1,365	3,467,100
Itron, Inc.	2.50%	8/1/2026	17,500	21,503,125
Millipore Corp.	3.75%	6/1/2026	20,000	20,900,000

Total				45,870,225

Health Services 0.43%

Fisher Scientific International, Inc.	3.25%	3/1/2024	10,000	12,475,000
Life Technologies Corp.	1.50%	2/15/2024	20,000	21,950,000

Total				34,425,000

Hotels 0.18%

Gaylord Entertainment Co.†	3.75%	10/1/2014	5,200	5,252,000
Host Hotels & Resorts LP†	2.625%	4/15/2027	10,000	9,237,500

Total				14,489,500

Integrated Energy 0.16%

SunPower Corp.	4.75%	4/15/2014	10,000	12,900,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Media: Broadcast 0.28%

Sinclair Broadcast Group, Inc.	6.00%	9/15/2012	$22,545	$13,893,356
Sinclair Broadcast Group, Inc. (2.00% after 1/15/2011)(a)	4.875%	7/15/2018	10,000	8,700,000

Total				22,593,356

Media: Cable 0.37%

Virgin Media, Inc.†	6.50%	11/15/2016	28,000	29,470,000

Media: Diversified 0.29%

Liberty Media LLC (convertible into Viacom, Inc., Class B and CBS Corp.)	3.25%	3/15/2031	45,000	23,287,500

Metals/Mining (Excluding Steel) 0.38%

Newmont Mining Corp.	1.25%	7/15/2014	20,000	23,900,000
Newmont Mining Corp.	3.00%	2/15/2012	5,000	6,025,000

Total				29,925,000

Oil Field Equipment & Services 0.11%

Hanover Compressor Co.	4.75%	1/15/2014	10,000	9,075,000

Pharmaceuticals 0.83%

Gilead Sciences, Inc.	0.625%	5/1/2013	21,000	27,536,250
Teva Pharmaceutical Finance Co. BV (lsrael)(b)	1.75%	2/1/2026	33,100	38,851,125

Total				66,387,375

Printing & Publishing 0.09%

Omnicom Group, Inc.	Zero Coupon	7/1/2038	7,000	6,947,500

Real Estate Development & Management 0.23%

ProLogis	2.25%	4/1/2037	20,000	18,125,000

Software/Services 1.59%

Blackboard, Inc.	3.25%	7/1/2027	15,000	14,831,250
Cadence Design Systems, Inc.	1.375%	12/15/2011	20,000	18,325,000
EMC Corp.	1.75%	12/1/2011	22,000	26,675,000
Equinix, Inc.	2.50%	4/15/2012	25,000	26,343,750
Sybase, Inc.†	3.50%	8/15/2029	12,000	13,425,000
Symantec Corp.	0.75%	6/15/2011	26,000	27,560,000

Total				127,160,000

Support: Services 0.19%

CRA International, Inc.	2.875%	6/15/2034	15,000	14,737,500

Telecommunications Equipment 0.76%

Ciena Corp.	0.25%	5/1/2013	43,500	34,963,125

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Telecommunications Equipment (continued)

JDS Uniphase Corp.	1.00%	5/15/2026	$30,000	$25,350,000

Total				60,313,125

Telecommunications: Wireless 0.45%

SBA Communications Corp.†	4.00%	10/1/2014	32,000	35,760,000

Total Convertible Bonds (cost $664,175,518)				690,432,331

			Shares (000)
CONVERTIBLE PREFERRED STOCKS 3.10%

Agency/Government Related 0.01%

Fannie Mae	8.75%		450	1,080,000

Banking 0.90%

Bank of America Corp.	7.25%		43	36,124,575
Wells Fargo & Co.	7.50%		40	35,720,000

Total				71,844,575

Food: Wholesale 0.44%

Archer Daniels Midland Co.	6.25%		500	19,950,000
Bunge Ltd.	4.875%		180	15,637,500

Total				35,587,500

Gas Distribution 0.57%

El Paso Corp.	4.99%		22	20,328,000
Williams Cos., Inc. (The)	5.50%		300	25,068,750

Total				45,396,750

Investments & Miscellaneous Financial Services 0.19%

AMG Capital Trust I	5.10%		400	15,025,000

Metals/Mining (Excluding Steel) 0.36%

Freeport-McMoRan Copper & Gold, Inc.	6.75%		150	15,450,000
Vale Capital Ltd. (Brazil)(b)	5.50%		283	12,997,825

Total				28,447,825

Pharmaceuticals 0.63%

Mylan, Inc.	6.50%		37	38,119,250
Schering-Plough Corp.	6.00%		50	12,135,000

Total				50,254,250

Total Convertible Preferred Stocks (cost $260,193,960)				247,635,900

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
FLOATING RATE LOANS(c) 2.39%

Aerospace/Defense 0.11%

Hawker Beechcraft Acquisition Co. LLC
Letter of Credit	2.283%	3/26/2014	$646	$496,259
Hawker Beechcraft Corp. Term Loan	2.246% - 2.283%	3/26/2014	10,941	8,408,290

Total				8,904,549

Apparel/Textiles 0.11%

Michaels Stores, Inc. New Term Loan B	2.50% - 2.563%	10/31/2013	10,000	8,977,780

Automotives 0.13%

Ford Motor Co. Term Loan	3.25% - 3.51%	12/16/2013	11,962	10,665,170

Electronics 0.16%

Palm, Inc. Term Loan	3.79%	10/24/2014	13,950	12,607,312

Healthcare 0.18%

Biomet, Inc. Term Loan B	3.246% - 3.285%	3/25/2015	5,637	5,446,027
Community Health Systems, Inc.
Delayed Draw Term Loan	2.496%	7/25/2014	477	448,865
Community Health Systems, Inc. Term Loan	2.496% - 2.622%	7/25/2014	9,343	8,798,600

Total				14,693,492

Health Services 0.31%

HCA, Inc. Term Loan B	2.533%	11/18/2013	26,136	24,703,851

Investments & Miscellaneous Financial Services 0.44%

Nuveen Investments, Inc. Second Lien Term Loan	12.50%	7/31/2015	13,800	13,869,000
Nuveen Investments, Inc. Term Loan B	3.285% - 3.488%	11/13/2014	24,956	21,674,193

Total				35,543,193

Machinery 0.13%

Baldor Electric Co. Term Loan B	5.25%	1/31/2014	10,146	10,148,915

Media: Diversified 0.09%

FoxCo Acquisition Sub LLC Term Loan	7.25%	7/14/2015	8,196	7,192,019

Non-Food & Drug Retailers 0.12%

Neiman-Marcus Group, Inc. (The) Term Loan B	2.253% - 2.322%	4/6/2013	10,859	9,425,107

Pharmaceuticals 0.41%

Mylan, Inc. Term Loan B	3.50% - 3.563%	10/2/2014	33,209	32,412,827

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2009

Investments		Interest Rate	Maturity Date	Principal Amount (000)	Value
Utility 0.20%

Texas Competitive Electric
Holdings Co. LLC Term Loan B2		3.754% - 3.783%	10/10/2014	$19,749	$15,685,440

Total Floating Rate Loans (cost $186,874,909)					190,959,655

	Currency
FOREIGN BONDS(d) 0.56%

Canada 0.42%

Government of Canada	CAD	4.00%	9/1/2010	20,000	19,274,086
Government of Canada	CAD	5.50%	6/1/2010	15,000	14,484,285

Total					33,758,371

Luxembourg 0.14%

Huntsman International LLC	EUR	7.50%	1/1/2015	8,500	10,945,850

Total Foreign Bonds (cost $45,240,779)					44,704,221

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 0.65%

Federal National Mortgage Assoc.(e)		4.50%	2/1/2039	23,276	23,618,092
Federal National Mortgage Assoc.		5.50%	7/1/2033	27,103	28,518,918

Total Government Sponsored Enterprises Pass-Throughs (cost $50,835,006)					52,137,010

HIGH YIELD CORPORATE BONDS 78.60%

Aerospace/Defense 0.89%

Esterline Technologies Corp.		6.625%	3/1/2017	8,000	7,720,000
Esterline Technologies Corp.		7.75%	6/15/2013	16,000	15,920,000
L-3 Communications Corp.		6.125%	1/15/2014	15,000	15,187,500
L-3 Communications Corp.		6.375%	10/15/2015	18,000	18,270,000
Moog, Inc.		6.25%	1/15/2015	10,750	10,158,750
Spirit AeroSystems, Inc.†		7.50%	10/1/2017	3,750	3,750,000

Total					71,006,250

Agriculture 0.11%

Bunge NA Finance LP		5.90%	4/1/2017	9,050	8,960,749

Airlines 0.06%

Delta Air Lines, Inc.†		9.50%	9/15/2014	4,400	4,422,000

Apparel/Textiles 0.45%

Levi Strauss & Co.		8.875%	4/1/2016	22,900	23,300,750
Quiksilver, Inc.		6.875%	4/15/2015	17,000	12,792,500

Total					36,093,250

Auto Loans 1.20%

Ford Motor Credit Co. LLC		7.25%	10/25/2011	55,000	53,441,410

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Auto Loans (continued)

Ford Motor Credit Co. LLC	7.375%	10/28/2009	$10,000	$10,002,760
Ford Motor Credit Co. LLC	8.00%	6/1/2014	25,000	24,047,700
Ford Motor Credit Co. LLC	9.75%	9/15/2010	8,500	8,687,995

Total				96,179,865

Auto Parts & Equipment 0.98%

Cooper-Standard Automotive, lnc.(f)	8.375%	12/15/2014	20,000	3,100,000
Goodyear Tire & Rubber Co. (The)	10.50%	5/15/2016	15,000	16,350,000
Stanadyne Corp.	10.00%	8/15/2014	10,000	8,450,000
Stanadyne Corp.	12.00%	2/15/2015	15,000	9,075,000
Tenneco, Inc.	8.625%	11/15/2014	20,000	18,850,000
TRW Automotive, Inc.†	7.25%	3/15/2017	25,000	22,125,000

Total				77,950,000

Automotives 0.30%

Ford Motor Co.	7.45%	7/16/2031	20,375	16,605,625
Ford Motor Co.	9.50%	9/15/2011	7,000	7,105,000

Total				23,710,625

Banking 3.08%

American Express Bank FSB	5.50%	4/16/2013	10,000	10,562,580
American Express Credit Corp.	7.30%	8/20/2013	12,000	13,319,220
Bank of America Corp.	5.75%	12/1/2017	16,500	16,496,452
Bank of America Corp.	8.00%	12/29/2049	15,000	13,355,850
CIT Group, lnc.(f)	5.20%	11/3/2010	22,300	15,297,287
GMAC, Inc.†	7.25%	3/2/2011	50,973	49,571,242
JPMorgan Chase & Co.	6.00%	1/15/2018	15,000	16,126,275
JPMorgan Chase & Co.	7.90%	4/29/2049	15,925	15,337,320
Morgan Stanley	6.00%	4/28/2015	15,000	15,903,330
Regions Financing Trust II	6.625%	5/15/2047	10,000	6,438,500
Royal Bank of Scotland Group plc (The) (United Kingdom)(b)	5.00%	11/12/2013	14,650	13,446,459
USB Capital IX	6.189%	10/29/2049	10,500	8,163,750
Wachovia Capital Trust III	5.80%	3/29/2049	15,000	10,575,000
Wells Fargo & Co.	5.35%	5/6/2018	20,000	19,790,320
Zions Bancorp	5.65%	5/15/2014	1,500	1,151,936
Zions Bancorp	7.75%	9/23/2014	23,000	20,605,424

Total				246,140,945

Beverages 0.70%

Anheuser-Busch InBev Worldwide, Inc.†	7.75%	1/15/2019	25,000	29,632,100
Constellation Brands, Inc.	7.25%	5/15/2017	22,000	22,000,000
PepsiCo, Inc.	7.90%	11/1/2018	3,500	4,427,031

Total				56,059,131

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Brokerage 0.44%

Lazard Group LLC	7.125%	5/15/2015	$12,500	$12,639,163
Raymond James Financial, Inc.	8.60%	8/15/2019	20,000	22,122,720

Total				34,761,883

Building & Construction 1.01%

Beazer Homes USA, Inc.	8.375%	4/15/2012	3,025	2,662,000
Beazer Homes USA, Inc.	8.625%	5/15/2011	3,431	3,242,295
K. Hovnanian Enterprises, Inc.	11.50%	5/1/2013	7,675	8,135,500
KB Home	9.10%	9/15/2017	19,500	21,060,000
Lennar Corp.	12.25%	6/1/2017	17,700	21,682,500
Ryland Group, Inc.	8.40%	5/15/2017	7,500	8,081,250
Toll Brothers Finance Corp.	8.91%	10/15/2017	10,000	11,358,100
William Lyon Homes, Inc.	10.75%	4/1/2013	8,375	4,543,438

Total				80,765,083

Building Materials 0.25%

Holcim US Finance SARL & Cie SCS (Luxembourg)†(b)	6.00%	12/30/2019	4,000	4,056,364
Owens Corning, Inc.	9.00%	6/15/2019	15,000	16,136,460

Total				20,192,824

Chemicals 2.65%

Airgas, Inc.	6.25%	7/15/2014	10,000	10,325,000
Airgas, lnc.†	7.125%	10/1/2018	7,000	7,236,250
Ashland, Inc.†	9.125%	6/1/2017	15,000	16,087,500
Dow Chemical Co. (The)	8.55%	5/15/2019	40,000	45,041,240
Equistar Chemicals LP(f)	7.55%	2/15/2026	26,000	17,680,000
INEOS Group Holdings plc (United Kingdom)†(b)	8.50%	2/15/2016	30,000	14,400,000
INVISTA†	9.25%	5/1/2012	25,000	25,125,000
Nalco Co.†	8.25%	5/15/2017	15,000	15,825,000
Nalco Co.	8.875%	11/15/2013	10,425	10,763,813
Potash Corp. of Saskatchewan, Inc. (Canada)(b)	4.875%	3/30/2020	9,750	9,758,648
Rockwood Specialties Group, Inc.	7.50%	11/15/2014	18,250	18,250,000
Terra Capital, Inc.	7.00%	2/1/2017	20,000	20,950,000

Total				211,442,451

Consumer/Commercial/Lease Financing 0.10%

International Lease Finance Corp.	6.375%	3/25/2013	10,250	8,226,086

Consumer Products 0.30%

Elizabeth Arden, Inc.	7.75%	1/15/2014	25,000	23,875,000

Diversified Capital Goods 2.66%

Actuant Corp.	6.875%	6/15/2017	23,000	21,505,000
Belden, Inc.	7.00%	3/15/2017	12,500	11,953,125

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Capital Goods (continued)

Belden, Inc.†	9.25%	6/15/2019	$10,000	$10,450,000
Eaton Corp.	6.95%	3/20/2019	15,000	17,323,410
Emerson Electric Co.	5.25%	10/15/2018	10,000	10,872,120
Honeywell International, Inc.	5.30%	3/1/2018	15,175	16,363,020
Ingersoll-Rand Global Holding Co., Ltd.	9.50%	4/15/2014	25,800	30,514,692
Mueller Water Products, Inc.	7.375%	6/1/2017	23,500	20,591,875
Park-Ohio Industries, Inc.	8.375%	11/15/2014	13,900	10,772,500
RBS Global & Rexnord Corp.	8.875%	9/1/2016	15,000	12,262,500
RBS Global & Rexnord Corp.	9.50%	8/1/2014	29,500	28,762,500
Sensus USA, Inc.	8.625%	12/15/2013	21,000	20,895,000

Total				212,265,742

Electric: Generation 3.78%

Dynegy Holdings, Inc.	7.75%	6/1/2019	22,500	19,293,750
Dynegy Holdings, Inc.	8.375%	5/1/2016	40,000	37,600,000
Edison Mission Energy	7.00%	5/15/2017	61,100	51,324,000
Edison Mission Energy	7.75%	6/15/2016	51,000	44,880,000
Mirant Americas Generation LLC	9.125%	5/1/2031	34,250	28,770,000
Mirant North America LLC	7.375%	12/31/2013	14,000	14,000,000
NRG Energy, Inc.	7.25%	2/1/2014	21,500	21,177,500
NRG Energy, Inc.	7.375%	2/1/2016	8,300	8,051,000
NRG Energy, Inc.	7.375%	1/15/2017	12,025	11,664,250
RRI Energy, Inc.	6.75%	12/15/2014	6,352	6,558,440
RRI Energy, Inc.	7.875%	6/15/2017	9,850	9,665,312
Texas Competitive Electric Holdings Co. LLC	10.25%	11/1/2015	67,500	48,937,500

Total				301,921,752

Electric: Integrated 2.57%

AES Corp. (The)	8.00%	10/15/2017	33,950	34,331,937
Avista Corp.	5.125%	4/1/2022	8,740	8,935,147
Black Hills Corp.	6.50%	5/15/2013	5,000	5,253,920
Commonwealth Edison Co.	5.80%	3/15/2018	18,000	19,478,538
E. ON International Finance BV (Netherlands)†(b)	5.80%	4/30/2018	17,000	18,325,847
EDF SA (France)†(b)	6.50%	1/26/2019	12,000	13,774,320
Nevada Power Co.	5.875%	1/15/2015	15,000	15,998,085
Northeast Utilities	5.65%	6/1/2013	7,750	8,008,571
Northern States Power Co. Minnesota	5.25%	3/1/2018	15,000	16,122,735
PECO Energy Co.	5.35%	3/1/2018	11,002	11,742,050
PPL Energy Supply LLC	6.40%	11/1/2011	12,000	12,867,300
PSEG Power LLC†	5.32%	9/15/2016	23,450	24,075,857
Toledo Edison Co. (The)	7.25%	5/1/2020	14,000	16,518,670

Total				205,432,977

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Electronics 1.62%

Advanced Micro Devices, Inc.	7.75%	11/1/2012	$37,000	$33,392,500
Agilent Technologies, Inc.	5.50%	9/14/2015	14,450	14,882,517
Analog Devices, Inc.	5.00%	7/1/2014	9,700	10,202,033
Avago Technologies Ltd. (Singapore)(b)	10.125%	12/1/2013	10,000	10,575,000
Freescale Semiconductor, Inc.	8.875%	12/15/2014	37,900	29,183,000
KLA-Tencor Corp.	6.90%	5/1/2018	12,850	13,453,397
NXP BV (Netherlands)(b)	9.50%	10/15/2015	13,000	8,677,500
NXP BV LLC (Netherlands)(b)	3.259%#	10/15/2013	12,500	9,078,125

Total				129,444,072

Energy: Exploration & Production 3.75%

Anadarko Petroleum Corp.	7.625%	3/15/2014	10,000	11,420,800
Chesapeake Energy Corp.	6.25%	1/15/2018	35,675	32,107,500
Chesapeake Energy Corp.	7.00%	8/15/2014	40,000	38,900,000
Cimarex Energy Co.	7.125%	5/1/2017	25,000	23,375,000
Concho Resources, Inc.	8.625%	10/1/2017	5,400	5,562,000
Forest Oil Corp.	7.25%	6/15/2019	30,700	28,858,000
Forest Oil Corp.†	8.50%	2/15/2014	9,825	9,947,813
KCS Energy Services, Inc.	7.125%	4/1/2012	25,000	24,875,000
Kerr-McGee Corp.	6.95%	7/1/2024	12,900	13,843,712
Newfield Exploration Co.	7.125%	5/15/2018	16,500	16,541,250
Questar Market Resources, Inc.	6.80%	3/1/2020	10,000	10,311,190
Quicksilver Resources, Inc.	7.125%	4/1/2016	12,325	10,753,562
Quicksilver Resources, Inc.	8.25%	8/1/2015	22,950	22,491,000
Range Resources Corp.	7.25%	5/1/2018	2,600	2,561,000
Range Resources Corp.	7.375%	7/15/2013	20,000	20,250,000
Range Resources Corp.	8.00%	5/15/2019	9,750	10,042,500
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Qatar)†(b)	5.50%	9/30/2014	6,650	7,093,043
XTO Energy, Inc.	5.50%	6/15/2018	10,000	10,337,590

Total				299,270,960

Environmental 1.13%

Allied Waste North America, Inc.	7.125%	5/15/2016	25,000	26,409,800
Allied Waste North America, Inc.	7.25%	3/15/2015	50,000	52,246,050
Clean Harbors, Inc.†	7.625%	8/15/2016	11,100	11,419,125

Total				90,074,975

Food & Drug Retailers 1.34%

Duane Reade, Inc.†	11.75%	8/1/2015	13,500	14,242,500
Ingles Markets, Inc.	8.875%	5/15/2017	25,850	26,625,500
New Albertson’s, Inc.	7.25%	5/1/2013	2,250	2,272,500
Rite Aid Corp.	9.375%	12/15/2015	20,000	16,350,000
Stater Brothers Holdings, Inc.	8.125%	6/15/2012	27,000	27,270,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Food & Drug Retailers (continued)

SUPERVALU, INC.	7.50%	11/15/2014	$20,000	$20,200,000

Total				106,960,500

Food: Wholesale 0.98%

Del Monte Corp.†	7.50%	10/15/2019	6,425	6,521,375
Dole Food Co., Inc.	8.75%	7/15/2013	30,000	30,075,000
Dole Food Co., Inc.†	13.875%	3/15/2014	8,300	9,773,250
General Mills, Inc.	5.20%	3/17/2015	11,000	11,906,950
Land O’ Lakes, Inc.	9.00%	12/15/2010	13,750	13,973,438
M-Foods Holdings, Inc.†	9.75%	10/1/2013	6,000	6,195,000

Total				78,445,013

Forestry/Paper 2.19%

Cellu Tissue Holdings, Inc.	11.50%	6/1/2014	10,000	10,750,000
Georgia-Pacific LLC†	8.25%	5/1/2016	35,000	36,487,500
Graphic Packaging International Corp.	9.50%	8/15/2013	22,975	23,779,125
Graphic Packaging International Corp.†	9.50%	6/15/2017	5,000	5,337,500
International Paper Co.	7.95%	6/15/2018	5,675	6,161,211
Jefferson Smurfit Corp.(f)	7.50%	6/1/2013	20,000	14,275,000
Jefferson Smurfit Corp.(f)	8.25%	10/1/2012	17,000	12,197,500
NewPage Corp.†	11.375%	12/31/2014	5,400	5,332,500
PE Paper Escrow GmbH (Austria)†(b)	12.00%	8/1/2014	5,000	5,409,905
Rock-Tenn Co.†	9.25%	3/15/2016	10,000	10,750,000
Smurfit Kappa Funding plc (Ireland)(b)	7.75%	4/1/2015	18,000	15,930,000
Stone Container Corp.(f)	8.00%	3/15/2017	20,000	14,300,000
Stone Container Corp.(f)	8.375%	7/1/2012	10,000	7,187,500
Weyerhaeuser Co.	7.375%	10/1/2019	7,400	7,394,731

Total				175,292,472

Gaming 3.34%

Ameristar Casinos, Inc.†	9.25%	6/1/2014	11,625	12,119,063
Boyd Gaming Corp.	7.125%	2/1/2016	10,000	8,850,000
Downstream Development Quapaw†	12.00%	10/15/2015	14,450	11,271,000
Harrah’s Operating Co., Inc.†	11.25%	6/1/2017	22,400	22,736,000
Harrah’s Operating Escrow LLC/Harrah’s Escrow Corp.†	11.25%	6/1/2017	4,500	4,646,250
International Game Technology	7.50%	6/15/2019	17,500	19,426,592
Isle of Capri Casinos, Inc.	7.00%	3/1/2014	32,925	29,467,875
Las Vegas Sands Corp.	6.375%	2/15/2015	31,875	28,687,500
Mandalay Resort Group	9.375%	2/15/2010	17,500	17,500,000
MGM Mirage	6.75%	9/1/2012	7,000	5,897,500
MGM Mirage†	10.375%	5/15/2014	2,500	2,681,250
Mohegan Tribal Gaming Authority	6.125%	2/15/2013	16,642	13,854,465
Peninsula Gaming LLC†	8.375%	8/15/2015	4,600	4,623,000
River Rock Entertainment Authority (The)	9.75%	11/1/2011	17,000	15,725,000
Scientific Games Corp.	6.25%	12/15/2012	10,000	9,750,000
Scientific Games International, Inc.†	9.25%	6/15/2019	7,500	7,837,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Gaming (continued)

Seneca Gaming Corp.	7.25%	5/1/2012	$10,000	$9,300,000
Shingle Springs Tribal Gaming Authority†	9.375%	6/15/2015	4,000	2,900,000
Snoqualmie Entertainment Authority†	9.125%	2/1/2015	19,500	10,432,500
Station Casinos, lnc.(f)	6.50%	2/1/2014	27,000	1,080,000
Turning Stone Casino Resort†	9.125%	12/15/2010	15,000	14,925,000
Turning Stone Casino Resort†	9.125%	9/15/2014	10,000	9,600,000
Wynn Las Vegas LLC/Capital Corp.	6.625%	12/1/2014	4,000	3,880,000

Total				267,190,495

Gas Distribution 4.31%

El Paso Corp.	7.00%	6/15/2017	30,000	29,550,000
El Paso Corp.	7.25%	6/1/2018	14,200	14,037,950
El Paso Corp.	7.75%	1/15/2032	10,000	9,211,980
El Paso Corp.	8.25%	2/15/2016	10,000	10,300,000
El Paso Corp.	12.00%	12/12/2013	4,000	4,580,000
Ferrellgas Partners LP	6.75%	5/1/2014	15,950	15,252,188
Ferrellgas Partners LP	8.75%	6/15/2012	17,625	17,889,375
Florida Gas Transmission Co. LLC†	7.90%	5/15/2019	7,700	9,201,523
Inergy Finance LP	8.25%	3/1/2016	17,750	17,927,500
Inergy Finance LP†	8.75%	3/1/2015	4,950	5,110,875
MarkWest Energy Partners LP†	6.875%	11/1/2014	10,000	9,400,000
MarkWest Energy Partners LP	6.875%	11/1/2014	23,050	21,782,250
MarkWest Energy Partners LP	8.50%	7/15/2016	3,775	3,756,125
MarkWest Energy Partners LP	8.75%	4/15/2018	6,000	6,000,000
National Fuel Gas Co.	6.50%	4/15/2018	25,400	27,047,825
National Fuel Gas Co.	8.75%	5/1/2019	5,000	5,975,670
NiSource Finance Corp.	6.15%	3/1/2013	7,000	7,335,811
NiSource Finance Corp.	10.75%	3/15/2016	2,200	2,589,640
NorthernStar Natural Gas, Inc.	5.00%	5/15/2014	4,126	3,610,042
Northwest Pipeline GP	6.05%	6/15/2018	5,025	5,417,171
Northwest Pipeline GP	7.00%	6/15/2016	12,500	14,239,950
Panhandle Eastern Pipe Line Co.	7.00%	6/15/2018	7,600	8,470,937
Panhandle Eastern Pipe Line Co.	8.125%	6/1/2019	23,000	26,845,393
Plains All American Pipeline LP	4.25%	9/1/2012	7,000	7,201,012
Rockies Express Pipeline LLC†	6.25%	7/15/2013	6,000	6,490,098
Williams Cos., Inc. (The)	7.875%	9/1/2021	32,500	35,222,947
Williams Partners LP	7.25%	2/1/2017	20,000	19,681,700

Total				344,127,962

Health Services 4.89%

Alliance HealthCare Services, Inc.	7.25%	12/15/2012	10,150	9,845,500
Apria Healthcare Group, Inc.†	11.25%	11/1/2014	10,250	11,070,000
Bausch & Lomb, Inc.	9.875%	11/1/2015	30,000	31,575,000
Bio-Rad Laboratories, Inc.	6.125%	12/15/2014	16,325	15,957,687
Bio-Rad Laboratories, Inc.†	8.00%	9/15/2016	10,000	10,400,000
Biomet, Inc.	10.00%	10/15/2017	22,000	23,540,000
Centene Corp.	7.25%	4/1/2014	15,000	14,700,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Health Services (continued)

Community Health Systems	8.875%	7/15/2015	$35,000	$35,962,500
DaVita, Inc.	7.25%	3/15/2015	15,000	14,925,000
Hanger Orthopedic Group, Inc.	10.25%	6/1/2014	12,950	13,791,750
HCA, Inc.	6.375%	1/15/2015	22,500	20,137,500
HCA, Inc.†	7.875%	2/15/2020	10,000	10,062,500
HCA, Inc.†	8.50%	4/15/2019	10,000	10,500,000
HCA, Inc.	9.125%	11/15/2014	33,500	34,672,500
HCA, Inc.†	9.875%	2/15/2017	12,000	12,780,000
Omnicare, Inc.	6.875%	12/15/2015	7,000	6,755,000
Select Medical Corp.	7.625%	2/1/2015	26,140	24,604,275
Tenet Healthcare Corp.†	8.875%	7/1/2019	6,850	7,261,000
Tenet Healthcare Corp.	9.25%	2/1/2015	15,000	15,731,250
United Surgical Partners, Inc.	8.875%	5/1/2017	21,500	21,231,250
Vanguard Health Holdings Co. II LLC	9.00%	10/1/2014	32,000	32,800,000
VWR Funding, Inc. PIK	10.25%	7/15/2015	13,225	12,133,938

Total				390,436,650

Hotels 1.99%

FelCor Lodging LP	9.00%	6/1/2011	13,900	14,021,625
FelCor Lodging LP†	10.00%	10/1/2014	7,350	7,147,875
Gaylord Entertainment Co.	6.75%	11/15/2014	9,600	8,928,000
Gaylord Entertainment Co.	8.00%	11/15/2013	37,500	38,625,000
Host Hotels & Resorts LP	6.375%	3/15/2015	15,000	14,287,500
Host Hotels & Resorts LP	7.00%	8/15/2012	22,000	22,302,500
Hyatt Hotels Corp.†	5.75%	8/15/2015	12,000	12,250,320
Starwood Hotels & Resorts Worldwide, Inc.	6.25%	2/15/2013	9,350	9,256,500
Starwood Hotels & Resorts Worldwide, Inc.	6.75%	5/15/2018	6,600	6,261,750
Starwood Hotels & Resorts Worldwide, Inc.	7.875%	5/1/2012	6,623	6,904,477
Starwood Hotels & Resorts Worldwide, Inc.	7.875%	10/15/2014	18,000	18,945,000

Total				158,930,547

Household & Leisure Products 0.49%

ACCO Brands Corp.†	10.625%	3/15/2015	2,300	2,415,000
Mattel, Inc.	5.625%	3/15/2013	13,950	14,634,094
Whirlpool Corp.	8.60%	5/1/2014	20,000	22,393,840

Total				39,442,934

Integrated Energy 0.48%

Marathon Oil Corp.	7.50%	2/15/2019	15,000	17,331,285
Petrobras International Finance Co. (Brazil)(b)	5.875%	3/1/2018	20,000	20,844,680

Total				38,175,965

Leisure 0.27%

Speedway Motorsports, Inc.†	8.75%	6/1/2016	15,450	16,145,250

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Leisure (continued)

Universal City Development Partners Ltd.	11.75%	4/1/2010	$5,000	$5,050,000

Total				21,195,250

Life Insurance 0.60%

MetLife Capital Trust X†	9.25%	4/8/2038	18,500	19,289,543
MetLife, Inc.	5.00%	6/15/2015	18,235	19,066,352
Prudential Financial, Inc.	5.10%	9/20/2014	6,525	6,600,762
Prudential Financial, Inc.	5.15%	1/15/2013	2,875	2,962,035

Total				47,918,692

Local-Authority 0.16%

New York City Industrial Development Agency†	11.00%	3/1/2029	12,000	12,793,440

Machinery 1.13%

Baldor Electric Co.	8.625%	2/15/2017	38,500	39,270,000
Briggs & Stratton Corp.	8.875%	3/15/2011	10,000	10,450,000
Gardner Denver, Inc.	8.00%	5/1/2013	23,450	22,629,250
Roper Industries, Inc.	6.25%	9/1/2019	10,350	10,763,783
Roper Industries, Inc.	6.625%	8/15/2013	6,350	6,845,402

Total				89,958,435

Media: Broadcast 1.57%

Allbritton Communications Co.	7.75%	12/15/2012	55,250	52,211,250
CBS Corp.	8.875%	5/15/2019	23,000	25,409,250
Discovery Communications LLC	5.625%	8/15/2019	11,150	11,463,661
FoxCo Acquisition Sub LLC†	13.375%	7/15/2016	5,225	3,344,000
Grupo Televisa SA (Mexico)(b)	6.00%	5/15/2018	5,050	5,098,778
ION Media Networks, Inc. PIK†(f)	8.381%#	1/15/2013	11,064	165,953
Lin TV Corp.	6.50%	5/15/2013	10,075	9,168,250
Sinclair Broadcast Group, Inc.	8.00%	3/15/2012	7,000	6,212,500
Univision Communications, Inc. PIK†	9.75%	3/15/2015	15,788	12,235,312

Total				125,308,954

Media: Cable 2.14%

CCH I LLC(f)	11.75%	5/15/2014	33,000	495,000
CCH I LLC/CCH I Capital Corp.(f)	11.00%	10/1/2015	70,250	13,347,500
CCH II LLC/CCH II Capital Corp.(f)	10.25%	9/15/2010	5,000	5,650,000
CSC Holdings, Inc.†	8.625%	2/15/2019	25,000	26,562,500
DirecTV Holdings LLC	6.375%	6/15/2015	25,000	25,437,500
DISH DBS Corp.	7.125%	2/1/2016	26,000	25,935,000
Mediacom Broadband LLC	8.50%	10/15/2015	10,000	10,150,000
Mediacom Communications Corp.†	9.125%	8/15/2019	32,450	33,504,625
Time Warner Cable, Inc.	7.50%	4/1/2014	10,000	11,480,390
Virgin Media Finance plc (United Kingdom)(b)	9.50%	8/15/2016	17,500	18,506,250

Total				171,068,765

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Media: Services 1.19%

Affinion Group, Inc.†	10.125%	10/15/2013	$6,000	$6,195,000
Affinion Group, Inc.	11.50%	10/15/2015	12,200	12,596,500
Interpublic Group of Cos., Inc. (The)	6.25%	11/15/2014	23,000	21,878,750
Interpublic Group of Cos., Inc. (The)†	10.00%	7/15/2017	15,000	16,275,000
Lamar Media Corp.	6.625%	8/15/2015	3,500	3,220,000
Nielsen Finance LLC/Nielsen Finance Co.	11.50%	5/1/2016	2,750	2,901,250
WMG Acquisition Corp.	7.375%	4/15/2014	12,000	11,550,000
WMG Acquisition Corp.†	9.50%	6/15/2016	19,600	20,776,000

Total				95,392,500

Metals/Mining (Excluding Steel) 2.43%

Aleris International, Inc.(f)	10.00%	12/15/2016	14,175	15,593
Aleris International, Inc. PIK(f)	9.00%	12/15/2014	7,500	8,250
Anglo American Capital plc (United Kingdom)†(b)	9.375%	4/8/2014	10,000	11,660,920
Arch Coal, Inc.†	8.75%	8/1/2016	6,300	6,520,500
Barrick Gold Corp. (Canada)(b)	6.95%	4/1/2019	5,250	6,157,347
Foundation PA Coal Co.	7.25%	8/1/2014	11,000	10,986,250
Freeport-McMoRan Copper & Gold, Inc.	8.25%	4/1/2015	25,000	26,623,075
Freeport-McMoRan Copper & Gold, Inc.	8.375%	4/1/2017	27,500	29,293,907
Noranda Aluminum Acquisition Corp. PIK	5.413%#	5/15/2015	27,784	19,726,803
Peabody Energy Corp.	5.875%	4/15/2016	15,000	14,362,500
Peabody Energy Corp.	7.375%	11/1/2016	10,000	10,150,000
Teck Resources Ltd. (Canada)(b)	9.75%	5/15/2014	10,750	11,878,750
Teck Resources Ltd. (Canada)(b)	10.75%	5/15/2019	40,000	46,700,000

Total				194,083,895

Mortgage Banks & Thrifts 0.00%

Washington Mutual Bank(f)	6.875%	6/15/2011	22,500	84,375

Multi-Line Insurance 0.80%

American International Group, Inc.	8.25%	8/15/2018	15,000	12,766,320
AXA SA (France)†(b)	6.379%	12/29/2049	11,225	9,092,250
HUB International Holdings, Inc.†	9.00%	12/15/2014	12,875	12,488,750
Marsh & McLennan Cos., Inc.	9.25%	4/15/2019	10,000	12,552,380
USI Holdings Corp.†	4.315%#	11/15/2014	17,250	14,425,313
ZFS Finance (USA) Trust V†	6.50%	5/9/2037	3,024	2,509,920

Total				63,834,933

Non-Food & Drug Retailers 2.02%

Brookstone Co., Inc.	12.00%	10/15/2012	10,000	4,550,000
J.C. Penney Corp., Inc.	6.875%	10/15/2015	1,675	1,666,625
J.C. Penney Corp., Inc.	7.125%	11/15/2023	5,025	4,648,125
J.C. Penney Corp., Inc.	7.95%	4/1/2017	9,735	10,124,400
Limited Brands, Inc.	6.90%	7/15/2017	13,116	12,385,911
Limited Brands, Inc.†	8.50%	6/15/2019	14,700	15,403,571
Macy’s Retail Holdings, Inc.	5.90%	12/1/2016	35,000	32,241,720

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Non-Food & Drug Retailers (continued)

Macy’s Retail Holdings, Inc.	6.375%	3/15/2037	$12,900	$10,227,688
Macy’s Retail Holdings, Inc.	8.875%	7/15/2015	17,125	17,950,425
Nordstrom, Inc.	6.25%	1/15/2018	15,000	15,571,875
QVC, Inc.†	7.50%	10/1/2019	1,325	1,333,281
Toys “R” Us Property Co. I LLC†	10.75%	7/15/2017	23,575	25,461,000
Toys “R” Us, Inc.	7.625%	8/1/2011	10,000	9,900,000

Total				161,464,621

Oil Field Equipment & Services 1.96%

Bristow Group, Inc.	6.125%	6/15/2013	20,150	19,369,187
Bristow Group, Inc.	7.50%	9/15/2017	11,000	10,505,000
Cameron International Corp.	6.375%	7/15/2018	8,850	9,392,018
CGG Veritas (France)(b)	7.75%	5/15/2017	5,525	5,511,188
Complete Production Services, Inc.	8.00%	12/15/2016	20,000	18,300,000
Hornbeck Offshore Services, Inc.†	8.00%	9/1/2017	19,400	19,206,000
Hornbeck Offshore Services, Inc. Series B	6.125%	12/1/2014	8,275	7,716,438
Key Energy Services, Inc.	8.375%	12/1/2014	9,200	8,786,000
Nabors Industries, Inc.	6.15%	2/15/2018	10,000	10,041,180
National Oilwell Varco, Inc.	6.125%	8/15/2015	15,000	15,292,020
Pride International, Inc.	7.375%	7/15/2014	12,450	12,823,500
SEACOR Holdings, Inc.	7.375%	10/1/2019	19,750	19,873,358

Total				156,815,889

Oil Refining & Marketing 0.28%

Tesoro Corp.	6.25%	11/1/2012	5,000	4,925,000
Tesoro Corp.	9.75%	6/1/2019	17,000	17,765,000

Total				22,690,000

Packaging 1.83%

Ball Corp.	6.625%	3/15/2018	16,000	15,480,000
Ball Corp.	7.375%	9/1/2019	15,000	15,300,000
Crown Americas LLC/Crown Americas Capital Corp. II†	7.625%	5/15/2017	15,000	15,225,000
Crown Cork & Seal Co., Inc.	7.375%	12/15/2026	47,770	42,395,875
Owens-Brockway Glass Container, Inc.	7.375%	5/15/2016	15,000	15,300,000
Sealed Air Corp.†	7.875%	6/15/2017	15,000	15,840,210
Solo Cup Co.	8.50%	2/15/2014	15,400	14,784,000
Solo Cup Co.†	10.50%	11/1/2013	1,950	2,076,750
Vitro SA de CV (Mexico)(b)(f)	9.125%	2/1/2017	20,000	9,650,000

Total				146,051,835

Pharmaceuticals 0.84%

Axcan Intermediate Holdings, Inc.	12.75%	3/1/2016	9,500	10,307,500
Novartis Securities Investment Ltd.	5.125%	2/10/2019	10,000	10,665,440
Roche Holdings, Inc.†	5.00%	3/1/2014	10,000	10,821,490
Warner Chilcott Corp.	8.75%	2/1/2015	28,009	28,849,270

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pharmaceuticals (continued)

Watson Pharmaceuticals, Inc.	5.00%	8/15/2014	$6,000	$6,157,128

Total				66,800,828

Property & Casualty 0.24%

Liberty Mutual Group, Inc.†	10.75%	6/15/2058	20,000	19,300,000

Real Estate Investment Trusts 0.13%

ProLogis	5.625%	11/15/2016	12,000	10,782,492

Restaurants 0.52%

Denny’s Corp./Denny’s Holdings, Inc.	10.00%	10/1/2012	17,000	17,255,000
Wendy’s/Arby’s Restaurants LLC†	10.00%	7/15/2016	22,500	24,018,750

Total				41,273,750

Software/Services 1.71%

Ceridian Corp.	11.25%	11/15/2015	6,750	6,083,438
First Data Corp.	9.875%	9/24/2015	25,000	23,218,750
SERENA Software, Inc.	10.375%	3/15/2016	7,600	7,220,000
SunGard Data Systems, Inc.	9.125%	8/15/2013	30,500	30,957,500
SunGard Data Systems, Inc.	10.25%	8/15/2015	33,500	34,337,500
Syniverse Technologies, Inc.	7.75%	8/15/2013	15,000	13,968,750
Unisys Corp.†	12.75%	10/15/2014	4,994	5,318,610
Unisys Corp.†	14.25%	9/15/2015	4,006	4,146,210
Vangent, Inc.	9.625%	2/15/2015	12,500	11,703,125

Total				136,953,883

Steel Producers/Products 0.50%

Algoma Acquisition Corp. (Canada)†(b)	9.875%	6/15/2015	18,700	15,801,500
Allegheny Ludlum Corp.	6.95%	12/15/2025	13,875	12,533,870
Allegheny Technologies, Inc.	9.375%	6/1/2019	10,200	11,566,984

Total				39,902,354

Support: Services 2.15%

ARAMARK Corp.	3.983%#	2/1/2015	14,150	12,345,875
Ashtead Capital, Inc.†	9.00%	8/15/2016	14,000	13,510,000
Corrections Corp. of America	7.75%	6/1/2017	28,000	29,050,000
Expedia, Inc.†	8.50%	7/1/2016	14,250	15,105,000
FTI Consulting, Inc.	7.75%	10/1/2016	12,075	12,075,000
Hertz Corp. (The)	8.875%	1/1/2014	20,900	21,213,500
Iron Mountain, Inc.	7.75%	1/15/2015	8,600	8,707,500
Iron Mountain, Inc.	8.375%	8/15/2021	11,250	11,643,750
Rental Service Corp.	9.50%	12/1/2014	15,250	14,792,500
Rental Service Corp.†	10.00%	7/15/2017	7,350	7,938,000
Travelport LLC	9.875%	9/1/2014	3,760	3,656,600

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Support: Services (continued)

United Rentals (North America), Inc.†	10.875%	6/15/2016	$20,000	$21,500,000

Total				171,537,725

Telecommunications: Fixed Line 0.15%

Valor Telecommunications Enterprises LLC	7.75%	2/15/2015	12,000	12,309,048

Telecommunications: Integrated/Services 4.04%

AT&T, Inc.	5.80%	2/15/2019	10,000	10,719,790
Cincinnati Bell, Inc.	8.375%	1/15/2014	59,075	59,665,750
GeoEye, Inc.†	9.625%	10/1/2015	12,580	12,800,150
Global Crossing Ltd.†	12.00%	9/15/2015	5,000	5,275,000
Hellas II (Luxembourg)†(b)	6.259%#	1/15/2015	15,000	2,400,000
Hughes Network Systems LLC	9.50%	4/15/2014	18,450	18,634,500
Hughes Network Systems LLC	9.50%	4/15/2014	11,500	11,615,000
Intelsat Ltd.	11.25%	6/15/2016	11,000	11,825,000
MasTec, Inc.	7.625%	2/1/2017	12,500	11,812,500
Nordic Telephone Holdings Co. (Denmark)†(b)	8.875%	5/1/2016	39,000	40,560,000
Qwest Capital Funding, Inc.	7.90%	8/15/2010	65,000	66,137,500
Qwest Communications International, Inc.	7.25%	2/15/2011	30,000	30,562,500
Qwest Communications International, Inc.†	8.00%	10/1/2015	9,100	9,134,125
Telemar Norte Leste SA (Brazil)†(b)	9.50%	4/23/2019	4,175	5,010,000
Windstream Corp.	7.00%	3/15/2019	28,000	26,320,000

Total				322,471,815

Telecommunications: Wireless 3.39%

CC Holdings GS V LLC/Crown Castle GS III Corp.†	7.75%	5/1/2017	44,000	45,760,000
Centennial Communications Corp.	10.00%	1/1/2013	12,750	13,339,688
Centennial Communications Corp.	10.125%	6/15/2013	10,000	10,350,000
DigitalGlobe, Inc.†	10.50%	5/1/2014	33,250	35,411,250
IPCS, Inc. PIK	3.733%#	5/1/2014	4,762	3,666,507
MetroPCS Wireless, Inc.	9.25%	11/1/2014	35,000	35,962,500
NIl Capital Corp.†	10.00%	8/15/2016	12,000	12,540,000
SBA Telecommunications, Inc.†	8.25%	8/15/2019	10,000	10,350,000
Sprint Capital Corp.	6.90%	5/1/2019	45,000	40,500,000
Sprint Nextel Corp.	8.375%	8/15/2017	25,000	25,000,000
Wind Acquisition Finance SA (ltaly)†(b)	10.75%	12/1/2015	12,000	13,260,000
Wind Acquisition Finance SA (ltaly)†(b)	11.75%	7/15/2017	21,625	24,490,312

Total				270,630,257

Theaters & Entertainment 0.36%

AMC Entertainment, Inc.	8.00%	3/1/2014	12,300	11,931,000
Cinemark USA, Inc.†	8.625%	6/15/2019	11,825	12,283,219
Regal Cinemas Corp.†	8.625%	7/15/2019	4,550	4,732,000

Total				28,946,219

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Transportation (Excluding Air/Rail) 0.15%

Commercial Barge Line Co.†	12.50%	7/15/2017	$11,125	$11,625,625

Total High Yield Corporate Bonds (cost $6,390,700,907)				6,278,394,738

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 0.12%

Crown Castle Towers LLC 2006-1A AFX† (cost $9,042,219)	5.245%	11/15/2036	9,810	9,810,000

			Shares (000)
NON-CONVERTIBLE PREFERRED STOCK 0.01%

Agency/Government Related

Fannie Mae (cost $12,089,804)	Zero Coupon		481	775,054

Total Investments in Securities 98.23% (cost $7,967,422,068)				7,846,215,157

Foreign Cash and Other Assets in Excess of Liabilities 1.77%				141,621,216

Net Assets 100.00%				$7,987,836,373

CAD Canadian Dollar.

EUR Euro Dollar.

ADR American Depositary Receipt.

ETF Exchange Traded Fund.

PIK Payment-in-kind.

*	Non-income producing security.
**	Restricted security. The Fund acquired 1,597,250 shares in a private placement on June 11, 2009 for a cost of $29,948,438. The fair value per share on September 30, 2009 is $18.75.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.
#	Variable rate security. The interest rate represents the rate at September 30, 2009.
(a)	On the maturity date, the issuer will redeem the notes at their accreted principal price, which will be equal to 125.66% of principal amount at issuance. The “accreted principal price” of the note will be equal to the principal amount of the note at issuance plus accretion on the principal amount at issuance beginning January 15, 2011.
(b)	Foreign security traded in U.S. dollars.
(c)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks.
(d)	Investment in non-U.S. dollar denominated securities.
(e)	Securities have been fully/partially segregated to cover margin requirements for open futures contracts as of September 30, 2009 (See Note 2(e)).
(f)	Defaulted security.

Open Futures Contracts at September 30, 2009:

Type	Expiration	Contracts	Position	Market Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	December 2009	1,000	Short	$(118,328,125)	$(381,936)

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Bond-Debenture Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund was incorporated under Maryland law on January 23, 1976.

The Fund’s investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and electronic data processing techniques. Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Foreign Transactions-The books and records of the Company are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded.

(d)	Structured Securities-The Fund may invest in structured securities. Structured securities are a type of derivative security whose value is determined by reference to changes in the value of specific underlying securities, currencies, interest rates, commodities, indices, credit default swaps, or other indicators (the “Reference”), or to relative changes in two or more References. The interest rate or principal amount payable upon maturity or redemption may be increased (decreased) depending upon changes in the applicable Reference or certain specified events. Structured securities may be positively or negatively indexed with the result that the appreciation of the Reference may produce an increase (decrease) in the interest rate or the value of the security at maturity.

(e)	Futures Contracts-The Fund may purchase and sell futures contracts for bona fide hedging purposes including hedging against changes in interest rates and securities prices. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin”. Subsequent payments called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract. Generally, open futures contracts are marked to market for federal income tax purposes at fiscal year-end.

(f)	Floating Rate Loans-The Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”).

Notes to Schedule of Investments (unaudited)(continued)

The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the London InterBank Offered Rate (“LIBOR”) or the prime rate offered by a designated U.S. bank.

The loans in which a Fund invests are generally readily marketable, but may be subject to some restrictions on resale. For example, a Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, a Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of the Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. These unfunded amounts are recorded in memorandum accounts. As of September 30, 2009, the Fund had no unfunded loan commitments.

(g)	Fair Value Measurements-In accordance with Financial Accounting Standards Board (“FASB”) ASC Topic 820, Fair Value Measurements and Disclosures (formerly SFAS 157), fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments carried at value:

Investment Type*	Level 1	Level 2	Level 3	Total
Common Stocks	$301,417,810	$—	$29,948,438	$331,366,248
Convertible Bonds	—	690,432,331	—	690,432,331
Convertible Preferred Stocks	133,457,400	114,178,500	—	247,635,900
Floating Rate Loans	—	190,959,655	—	190,959,655
Foreign Bonds	—	44,704,221	—	44,704,221
Government Sponsored Enterprises Pass-Throughs	—	52,137,010	—	52,137,010
High Yield Corporate Bonds	—	6,278,394,738	—	6,278,394,738

Notes to Schedule of Investments (unaudited)(concluded)

Investment Type*	Level 1	Level 2	Level 3	Total
Non-Agency Commercial Mortgage-Backed Securities	$—	$9,810,000	$—	$9,810,000
Non-Convertible Preferred Stocks	775,054	—	—	775,054

Total	$435,650,264	$7,380,616,455	$29,948,438	$7,846,215,157

Other Financial Instruments
Futures	$(381,936)	$—	$—	$(381,936)

Total	$(381,936)	$—	$—	$(381,936)

*	See Schedule of Investments for values in each industry.

The following is a reconciliation of investment for unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Balance as of January 1, 2009	Accrued discounts/ premiums	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net purchase (sales)	Net transfers in or out of Level 3	Balance as of September 30, 2009
Common Stocks	$—	$—	$—	$—	$29,948,438	$—	$29,948,438

(h)	Disclosures about Derivative Instruments and Hedging Activities-The Fund adopted ASC Topic 815, Derivatives and Hedging (SFAS 161), effective December 1, 2009.

The Fund entered into U.S. Treasury futures contracts during the period ended September 30, 2009 (as described in note 2(e)) to hedge against changes in interest rates. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearing house, as counterparty to all exchange traded futures, guarantees futures against default.

At September 30, 2009, the Fund had interest rate futures contracts with cumulative unrealized losses of $381,936.

3. FEDERAL TAX INFORMATION

As of September 30, 2009, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$8,035,330,282

Gross unrealized gain	427,574,488
Gross unrealized loss	(616,689,613)

Net unrealized security loss	$(189,115,125)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of amortization, certain securities, and wash sales.

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT BOND-DEBENTURE FUND, INC.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: November 23, 2009

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: November 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: November 23, 2009

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: November 23, 2009